Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	$ (3,570)	$ (11,265)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	443	547
Share based compensation	669	2,967
Loss on revaluation of warrant liability	(3,775)	2,344
Loss on revaluation of contingent liability	(1,305)	19
Change in severance liability	(4)	(2)
Change in inventory	9	(246)
Change in trade receivables	(358)	(174)
Change in other account receivables	(97)	1,004
Accrued interest on loans and leases	(24)	(10)
Changes in bank overdraft	15
Change in accounts payable	1,098	468
Changes in deferred revenues		(1,373)
Change in other accounts payable	(730)	(116)
Cash flow from operating activities	(7,629)	(5,837)
Cash flows from investing activities
Restricted deposits		8
Purchase of property, plant and equipment	(33)	(157)
Cash flow used in investing activities	(33)	(149)
Cash flows from financing activities
Issuance of shares and warrants, net	5,507	9,189
Changes in other accounts payable	529
Exercise of warrants		99
Lease payments	(129)	(172)
Repayment of loans	(126)	(394)
Proceeds from receipt of loans	31	94
Cash flows from financing activities	5,812	8,816
Increase (decrease) in cash and cash equivalents	(1,850)	2,830
Effect of changes in foreign exchange rates	236	225
Cash and cash equivalents at beginning of period	2,267	2,616
Cash and cash equivalents at end of period	653	5,671
Interest paid during the period	66	57
APPENDIX A: NON-CASH ACTIVITIES
Recognition of right-of-use asset and lease liability	$ 260